SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Unobservable Inputs (Details)	Dec. 31, 2022	Dec. 31, 2021
WACC
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for-sale debt investments, measurement input	12	12
Discount for lack of marketability
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for-sale debt investments, measurement input	44	34
Expected volatility
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for-sale debt investments, measurement input	52	42